Other Income and Expenses	12 Months Ended
Dec. 31, 2022
Other income and expenses [Abstract]
Other income and expenses

9. Other income and expenses

9.1.1 Other income, net

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Government grants	1,865	3,963	1,218
Covid-19 - related rent concessions from a lessor (Note 24)	—	—	778
Foreign exchange differences, net	1,023	(1,032)	361
Additional deduction of VAT	716	502	1,864
Bad debt recovery	849	5,201	—
Custody fees*	3,012	—	—
Others	194	66	164
Total other income, net	7,659	8,700	4,385

*	It’s refunded ADR custody fees received from Deutsche Bank AG.

9.1.2 Other operating expenses

The amounts recognised for the year ended December 31, 2022 mainly represented the compensation payables on contract terminations of RMB425,000 (2021: RMB1,622,000; 2020: Nil) and loss on disposal of property, plant and equipment of RMB809,000 (2021: RMB1,112,000; 2020: RMB4,000).

9.2 Other losses

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Impairment of inventories	7,840	—	—
Impairment of property, plant and equipment	34,858	—	—
Impairment of intangible assets	427,314	—	—
Impairment of goodwill	237,225	—	—
Total other losses	707,237	—	—

Due to the severe impact of COVID-19 pandemic especially in 2022, the Group’s performance has declined significantly, failing to achieve its operational targets, leading to asset impairment. The Group accrued impairment on its assets based on its evaluation.

9.3 Finance costs

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Interest on loans and borrowings	4,613	6,602	7,544
Interest on lease liabilities	235	1,082	2,561
Total finance costs	4,848	7,684	10,105

9.4 Finance income

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Bank interest income	33	34	45
Interest income on loans receivable	—	—	1,527
Interest income on net investments in subleases	1	45	49
Total finance income	34	79	1,621

9.5 Depreciation, amortisation and costs of inventories

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Included in cost of sales:
Depreciation of property, plant and equipment	13,983	9,709	1,448
Depreciation of right-of-use assets	—	696	1,955
Amortisation of intangible assets	18,095	8,271	5,326
Costs of inventories recognised as an expense	21,231	18,782	11,489
Included in selling and distribution expenses:
Depreciation of right-of-use assets	1,315	821	516
Included in administrative expenses:
Depreciation of property, plant and equipment	983	1,000	809
Depreciation of right-of-use assets	2,118	2,622	2,009
Amortisation of intangible assets	531	151	40

9.6 Research and development costs

The Group’s research and development concentrates on the development of smart music education solutions, which include music education system, musical software (e.g. Kuke music app, digital music cloud library), Kuke music online platform, audiobook, musical education instruments and hardware (e.g. Kukey smart pianos).

Research and development costs of RMB18,661,000.00, RMB27,811,000 and RMB12,598,000 that are not eligible for capitalisation were expensed and included in administrative expenses for the years ended December 31, 2022, 2021 and 2020, respectively.

9.7 Wages and salaries and pension scheme contributions

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Wages and salaries	34,291	41,473	29,798
Equity-settled share-based payment expenses	15,208	53,933	19,416
Pension scheme contributions	3,933	3,485	129

At December 31, 2022, 2021 and 2020, the Group had no forfeited contributions available to reduce its contributions to the pension scheme in future years.